Staff Costs	12 Months Ended
Jan. 31, 2021
Staff Costs
Staff Costs
10	Staff costs

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Employee benefits expense:
- Salaries and wages*	29,443	26,920	30,872
- Defined contribution expenses	732	1,089	508
	30,175	28,009	31,380

*Included in the current year’s $29.4m is an accrual for phantom warrants of $11.6m which has been recognised as a brand transition, restructure and transaction expense in the consolidated statement of profit or loss and other comprehensive income. The Group uses the Black Scholes option pricing model to determine the fair value of the phantom warrants which have an exercise price of US$0.37 which vests in three tranches being 21 January 2021, 21 July 2021 and 21 January 2022 equal to 1.50% of the outstanding shares of the Company on the vesting date. There are no conditions or restrictions to receiving the benefit of all the phantom warrants for the full bonus calculation period. Each tranche of phantom warrants may be exercised for cash at any time in the three year period following vesting date and as such is recognised as a liability.